Convertible Promissory Note	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible Promissory Note

NOTE 7 – CONVERTIBLE PROMISSORY NOTE

On June 21, 2018, the Company executed a $333,000 Convertible Promissory Note (the “Note”) with Labrys Fund, an unrelated-party (the “Lender”), bearing an interest rate of 12%, unsecured, and due on December 21, 2018 (the “Maturity Date”). The total consideration received against the Note was $303,000, with the Note bearing $30,000 Original Issue Discount (the “OID”) and $3,000 for legal expenses. Any interest payable is in addition to the OID, and that OID (or prorated OID, if applicable) remains payable regardless of time and manner of payment by the Company. The Maturity Date is the date upon which the principal sum of this promissory note, as well as any unpaid interest and other fees, shall be due and payable. The Note may be prepaid at any time before December 21, 2018 without any prepayment penalties. Any amount of principal or interest on this Note which is not paid when due, shall bear interest at the rate of the lesser of (i) twenty-four percent (24%) per annum or (ii) the maximum amount allowed by law from the due date thereof until the same is paid (the “Default Interest”). Interest shall commence accruing on the date that the Note is fully paid and shall be computed on the basis of a 365-day year and the actual number of days elapsed.

The Lender has the right in its sole and absolute discretion, from time to time, and at any time on or following the 180th calendar day after the date Note and ending on the later of (i) the Maturity Date and (ii) the date of payment of the Default Interest, each in respect of the remaining principal amount of this Note to convert all or part of the outstanding and unpaid principal amount of this Note into fully paid and non-assessable shares of Common Stock of the Company as per the Conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is the lesser of 60% of the lowest trade price for the last 25 days prior to the issuance of the Note or 60% of the lowest market price over the 25 days prior to conversion. Total debt outstanding at June 30, 2018 pursuant to the convertible note payable resulted in potential conversion of debt into 426,923 common shares of common stock. The Note contains certain representations, warranties, covenants and events of default, and increases in the conversion discount and amount of the principal and interest rates under the Note in the event of such defaults.

In connection with the issuance of the Note, the Company recorded a debt discount related to the OID in the amount of $30,000 which will be amortized to interest expense over the term of the loan. In accordance with ASC 815, the conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.  The Company recognized a debt discount related to the bifurcated embedded conversion option derivative liability in the amount of $321,073 using the Black-Scholes pricing model, which will be amortized to interest expense over the term of the Note, using effective interest method. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $1.50 at issuance date, a risk-free interest rate of 2.12%, expected volatility of the Company’s stock of 38.48%. For both the three months and six months ended June 30, 2018, the Company has recognized interest expense of $1,500 related to the amortization of the OID, interest expense of $985 on the Note and $33,223 related to the amortization of the beneficial conversion feature discount as it related to this Note.

Under the provisions of ASC 815-40, convertible instruments issued by the Company qualify for derivative treatment due to the variable conversion formula. The embedded conversion features of the Note is bifurcated and recorded as a liability which is revalued at fair value each reporting date. If the fair value of the embedded conversion feature exceeds the face value of the related debt, net of other discounts, the excess is recorded as a change in fair value on the issuance date. Embedded conversion features are valued at their fair value, rather than by the intrinsic value method. The Company calculated the estimated fair values of the liabilities for embedded conversion feature at June 21, 2018 and June 30, 2018 with the Black-Scholes option pricing model using the closing price of the Company’s common stock at each respective date and the ranges for volatility, expected term and risk-free interest indicated above. As a result, the Company recorded a change in the fair value of the liabilities for embedded conversion option derivative instruments for the three months and six months ended June 30, 2018 of $14,119, which was included in other expenses.

Additionally, in connection with the Note, the Company also issued 272,058 shares of common stock of the Company to the holder as a security deposit, provided however, the shares must be returned to the Company’s treasury if the Note is fully repaid and satisfied prior to the Maturity Date. The refundable shares fair value was calculated as $408,087 being the fair value of common stock on the date of issuance (Note 9) and recorded as restricted stock receivable in the accompanying consolidated financial statements at June 30, 2018.

On June 5, 2018, the Company entered into an Equity Financing Agreement and Registration Rights Agreement with GHS Investments, LLC (the “GHS”) pursuant to which GHS has agreed to purchase up to $10,000,000 in shares of Company common stock. The obligations of GHS to purchase the shares of Company common stock are subject to the conditions set forth in the Equity Financing Agreement, including, without limitation, the condition that a registration statement on Form S-1 registering the shares of Company common stock to be sold to GHS be filed with the Securities and Exchange Commission and become effective. The Registration Rights Agreement provides that the Company shall use commercially reasonable efforts to file the registration statement within 30 days after the date of the Registration Rights Agreement and have the registration statement become effective within 90 days after it is filed. The purchase price of the shares of Company common stock will be equal to 80% of the market price (as determined in the Equity Financing Agreement) calculated at the time of purchase. In connection with the Equity Financing Agreement, the Company executed a convertible promissory note in the principal amount of $40,000 (the “GHS Note”) as payment of the commitment fee for the Equity Financing Agreement. The GHS Note bears interest at the rate of 8% and must be repaid on or before March 5, 2019. For the three months and six months ended June 30, 2018, the Company has accrued and recorded an interest expense of $219 on the GHS Note.